Share Based Compensation - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Aug. 18, 2020	Sep. 30, 2020	Sep. 30, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense		$ 3.2	$ 3.2
Number of shares, vested			390,000
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	$ 3.0
RSUs | Directors, Officers and Employees | 2020 Omnibus Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares approved for grant		690,000	690,000
RSUs | Robert T.Chiles | Construction Group | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, vested	390,000
Number of shares converted	390,000
Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, vested			390,000
Unrecognized compensation expense		$ 2.0	$ 2.0
Unrecognized compensation expense, weighted average recognition period			3 years